Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Cash and cash equivalents	$ 103,736	$ 96,884	$ 133,370	$ 153,675
Trade and other receivables	16,265	7,147
Credit risk
Financial Risk Management
Cash and cash equivalents	103,736	96,884
Trade and other receivables	$ 16,265	7,147
Derivative financial instruments, current and non-current portion		$ 372
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	73.00%	83.00%	93.00%